Reverse Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Purchase price allocation
	Preliminary		Adjustment	Final
	($’000)		($’000)	($’000)
Fair value of the Company’s shares (1)	$2,287	$		$2,287

Less net identifiable assets (liabilities) of the Company
Cash	60		-	60
Accounts receivable	1,183		-	1,183
Prepaid expenses	14		-	14
Inventory	906		7	913
Mineral properties	7,865		391	8,256
Property, plant and equipment	2,210		2,357	4,567
Goodwill	5,715		(1,706)	4,009
Performance bond	351		-	351
Accounts payable and accrued liabilities	(8,725)		-	(8,725)
Bank indebtedness	(400)		-	(400)
Loan payable and current portion of long-term debt	(581)		-	(581)
Long-term debt	(2,062)		-	(2,062)
Accrued interest on debt	(550)		-	(550)
Reclamation and remediation obligations	(2,075)		-	(2,075)
Deferred tax liabilities	(1,624)		(1,049)	(2,673)
	$2,287		$-	$2,287